Stock Award Plans and Stock-Based Compensation (Details) - USD ($)								1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 19, 2022	Dec. 23, 2021	Aug. 21, 2021	Jun. 10, 2021	Apr. 23, 2021	Feb. 19, 2021	Feb. 05, 2021	Feb. 19, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Exercise price limit (percent)									100.00%		100.00%		100.00%
Exercise price limit for individuals owning over ten percent (percent)									110.00%		110.00%		110.00%
Future grant									52,381,440		52,381,440		48,605,503
Granted											150,000,000		132,669,000	190,476,000
Vesting period					6 years								36 years	48 years
Option grant life													10 years	10 years
Price per share grant (in Dollars per share)													$ 39.74	$ 71.25
Share-based payment charges (in Dollars)													$ 3,700,000	$ 10,900,000
Amortization of employee stock option discontinued operations (in Dollars)													1,300,000	900,000
Fair value of non-vested options (in Dollars)													$ 2,300,000
Weighted average remaining term													1 year 1 month 13 days
Granted (in Dollars)
Granted
Awards forfeited in period											9,273
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Requisite Service Period					6 years
Vesting pro rata period					2 years
Amortization of vested restricted stock awards discontinued operations (in Dollars)													$ 400,000	$ 3,300,000
Options [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Vesting period											4 years
Share-based compensation arrangement by share-based payment award, expiration period											10 years
Two Thousand Eighteen Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
2018 Plan aggregate number of options authorized									52,714,178		52,714,178		49,000,000
Stock option grants during period											289,818		394,555
Granted													132,669,000	190,476,000
Stock options fair value (in Dollars)													$ 1,800,000	$ 4,600,000
Granted
Awards forfeited in period											9,273
Two Thousand Eighteen Plan [Member] | Common Stock [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Granted													132,669
Non Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Non plan stock options granted									1		1		1
Granted
Granted
Awards forfeited in period
2011 Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Stock option grants during period											47		57
Granted
Granted
Awards forfeited in period
Two Thousand Eighteen Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Granted														190,476
Minimum [Member] | Two Thousand Eighteen Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Stock option exercise price (in Dollars per share)													$ 39.74	$ 51.75
Maximum [Member] | Two Thousand Eighteen Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Stock option exercise price (in Dollars per share)														$ 137.25
Employee Stock [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Granted
Share-based payment charges (in Dollars)									$ 200,000	$ 700,000	$ 500,000	$ 1,600,000
Fair value of non-vested options (in Dollars)									1,500,000		$ 1,500,000
Weighted average remaining term											11 months 26 days
Options [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Common shares issued for warrants				6			67
Warrants exercised for common shares				82			195
Share-based payment charges (in Dollars)													$ 2,900,000	$ 2,300,000
Options [Member] | Two Thousand Eighteen Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Percentage of option vested													100.00%	100.00%
Granted (in Dollars)													$ 0
Options [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Two Thousand Eighteen Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Vesting period													12 months	24 months
Options [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Two Thousand Eighteen Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Vesting period													24 months	36 months
Restricted Stock Awards [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Share-based payment charges (in Dollars)									$ 10,000.00	$ 40,000.00	$ 30,000.00	$ 700,000	$ 800,000	$ 8,600,000
Granted					4,598	70,000
Awards forfeited in period	12,802	2,037	4,500			12,291		12,802
Restricted Stock Awards [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Award vesting rights, percentage					50.00%	25.00%
Restricted Stock Awards [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Award vesting rights, percentage					50.00%	50.00%
Two Thousand Eighteen Plan [Member] | Employee Stock [Member]
Stock Award Plans and Stock-Based Compensation (Details) [Line Items]
Granted											0.00%